Income Taxes - Effects of Deferred Tax on Components of Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount Before Income Tax
Available-for-sale financial assets	$ (598)	$ (458)	$ (829)
Cash flow hedges	5,906	(2,727)	12,735
Foreign currency translation	(765,005)	(1,575,134)	(95,501)
Actuarial income on defined-benefit pension plans	(576,143)	(177,527)	(4,941)
Components of other comprehensive income	(1,335,840)	(1,755,846)	(88,536)
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Cash flow hedges	(2,165)	1,354	(5,088)
Actuarial gains (losses) from defined benefit pension plans	195,098	59,684	3,694
Components of other comprehensive income	192,933	61,038	(1,394)
Amount After Income Tax
Available-for-sale financial assets	(598)	(458)	(829)
Cash flow hedges	3,741	(1,373)	7,647
Foreign currency translation	(765,005)	(1,575,134)	(95,501)
Actuarial gains (losses) from defined benefit pension plans	(381,045)	(117,843)	(1,247)
Components of other comprehensive income	$ (1,142,907)	$ (1,694,808)	$ (89,930)